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VIENNA

RE:	Fiduciary/Claymore MLP Opportunity Fund
Post-Effective Amendment Filing

Ladies and Gentlemen:

On behalf of Fiduciary/Claymore MLP Opportunity Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment No. 2 (the “Post-Effective Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. Hale
Thomas A. Hale

Enclosure